Submission	Oct. 05, 2026
Submission [Line Items]
Central Index Key	0001957121
Registrant Name	Felicitas Private Markets Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES